Trade Accounts Receivable, Net - Summary of Aging of Trade Accounts Receivable (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 2,040,538	S/ 2,436,608
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	1,866,913	2,157,656
Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	37,750	118,158
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	25,854	141,120
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	17,660	1,962
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 92,361	S/ 17,712